Equity - Summary of Classes of Share Capital - Treasury Shares (Parenthetical) (Detail) - CAD ($) shares in Millions, $ in Millions	Jan. 16, 2020	Nov. 01, 2018
Common shares [member] | Greystone Capital Management Inc. [member]
Disclosure of classes of share capital [line items]
Common shares issued		4.7
Purchase consideration paid in shares, value		$ 342
Common shares [member] | Stock based compensation [member] | Greystone Capital Management Inc. [member]
Disclosure of classes of share capital [line items]
Common shares issued		0.3
Share-based compensation replacement number of shares value		$ 24
Preferred shares series 5 [member]
Disclosure of classes of share capital [line items]
Number of shares	20.0
Dividend rate	3.876%